Summary of Reconciliation Between Reportable Segment Adjusted EBITDA to Consolidated Net Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total	$ (18,464,980)	$ (13,467,744)
Interest income	(2,955)	(10)
Gain on release of Vidello revenue holdback	(973,000)
Vidello earnout expense	485,720
Failed acquisition costs	1,382,002
Loss on Yorkville SEPA advances	974,079
GEM settlement fee expense		200,000
Yorkville prepayment premium expense		80,760
Loss on debt issuance	444,000	653,208
Goodwill impairment		2,725,460
Loss before income taxes	(22,431,458)	(31,513,389)
Nonrelated Party [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Interest expense	1,227,509
Related Party [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Interest expense	1,156,984	3,047,101
Operating Segments [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total	(17,314,510)	(13,418,786)
Interest income	(2,955)	(10)
Depreciation and amortization expense	1,150,471	24,179
Loss on conversion of liabilities		11,338,284
Gain on extinguishment of liabilities, net	(2,085,895)	390,801
Gain on release of Vidello revenue holdback	(973,000)
Vidello earnout expense	485,720
Failed acquisition costs	1,382,002
Loss on Yorkville SEPA advances	974,079
GEM settlement fee expense		200,000
Yorkville prepayment premium expense		80,760
Loss on debt issuance	5,580,835	653,208
Changes in fair value of financial instruments	(3,052,229)	(478,288)
Goodwill impairment		2,725,460
Other	(726,572)	113,108
Loss before income taxes	(21,203,950)	(31,513,389)
Operating Segments [Member] | Nonrelated Party [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Interest expense
Operating Segments [Member] | Related Party [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Interest expense	1,156,984	3,047,101
Operating Segments [Member] | Banzai Operating [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total	(17,434,219)	(13,484,311)
Operating Segments [Member] | OpenReel [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total	(418,092)	65,525
Operating Segments [Member] | Vidello [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total	$ 537,801